Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	Gabelli SRI Green Fund, Inc.
Central Index Key	0001391839
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 27, 2012
Prospectus Date	Jul. 27, 2012